Long-Term Debt - Additional Information - NOK Bonds (Detail) - Nibor Loan [Member] $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK	May 31, 2015 NOK	Jan. 31, 2013 NOK	Jan. 31, 2012 NOK installment
Teekay Offshore and Teekay LNG [Member] | Norwegian Kroner Bond Due In January 2016 [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount				NOK 500,000,000
Teekay Offshore and Teekay LNG [Member] | Norwegian Kroner Bond Due In May 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount				5,500,000,000
Senior unsecured bonds issued		NOK 5,000,000,000.0	NOK 5,000,000,000
Debt instrument, carrying amount | $	$ 597.8
Debt instrument transfer of principal amount | $	$ 816.1
Teekay Offshore and Teekay LNG [Member] | Norwegian Kroner Bond Due In May 2020 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%	5.92%
Teekay Offshore and Teekay LNG [Member] | Norwegian Kroner Bond Due In May 2020 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	5.75%
Fixed interest rates based on cross currency swaps	8.84%	8.84%
Teekay Offshore [Member] | Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					NOK 600,000,000
Debt Instrument, number of interim installments | installment					2
Teekay Offshore [Member] | Norwegian Kroner Bond Due In January 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued				NOK 800,000,000
Norwegian Kroner Bond Amendment [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Due In October 2016 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		NOK 180,000,000
Norwegian Kroner Bond Amendment [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Due In October 2017 [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount		180,000,000
Norwegian Kroner Bond Amendment [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Due In January 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		160,000,000
Norwegian Kroner Bond Amendment [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Due In December 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		NOK 640,000,000
Norwegian Kroner Bond Amendment [Member] | Teekay Offshore [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, repayment price, percentage	103.00%